Basis for preparation, consolidation and accounting policies - Additional information (Details)		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Basis for preparation, consolidation and accounting policies
Useful lives or depreciation of Investment property		20 years
Impairment loss					$ 0
Workers' profit sharing rate		8.00%
Qualifying asset, description		The Group defines a qualifying asset as one which value is greater than US$5 million and requires a longer period to 12 months to get ready for its intended use.
Applicable tax rate	29.50%	32.00%	32.00%	32.00%
Lease Liabilities		$ 7,839,000	$ 7,503,000
Right-of-use assets		$ 7,178,000	$ 6,185,000
Lease term		10 years
Maximum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		90 days
Mining Royalties Marginal Rate		12.00%
Useful life of intangible assets		10 years
Minimum [Member]
Basis for preparation, consolidation and accounting policies
Normal credit term		30 days
Mining Royalties Marginal Rate		1.00%
Useful life of intangible assets		1 year
Written put options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate		0.2759	0.2959
Purchased call options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate		0.2764	0.2968
Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Applicable tax rate	29.50%	29.50%	29.50%	29.50%
Lease Liabilities		$ 330,000	$ 596,000
Interest from short-term money market funds and interest from current bank accounts		$ 8,100,000	18,430,000	$ 11,448,000
Terminal compensation percentage		1.50%
Maximum severance payments | item		12
Amortization expense of intangible assets		$ 3,000,000	$ 3,000,000	$ 4,100,000
Minera Yanacocha SRL and subsidiary [Member] | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Mining Royalties Marginal Rate		12.00%
Minera Yanacocha SRL and subsidiary [Member] | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Mining Royalties Marginal Rate		1.00%
Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Workers' profit sharing rate		8.00%
Applicable tax rate		32.00%	32.00%	32.00%
Right-of-use assets		$ 76,862,000	$ 84,856,000	$ 95,728,000
Amortization expense of intangible assets		$ 1,000,000	$ 1,000,000
Sociedad Minera Cerro Verde S.A.A. [Member] | Concessions related to the operation of the port terminal
Basis for preparation, consolidation and accounting policies
Useful life of intangible assets		20 years
Sociedad Minera Cerro Verde S.A.A. [Member] | Written put options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate		3.624	3.317
Sociedad Minera Cerro Verde S.A.A. [Member] | Purchased call options [member]
Basis for preparation, consolidation and accounting policies
Closing foreign exchange rate		3.618	3.311
Plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member] | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Lease term		10 years
Plant and equipment [Member] | Minera Yanacocha SRL and subsidiary [Member] | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Lease term		3 years
Buildings and other constructions
Basis for preparation, consolidation and accounting policies
Lease Liabilities		$ 3,971,000	$ 5,296,000
Right-of-use assets		$ 3,370,000	$ 4,602,000
Buildings and other constructions | Minera Yanacocha SRL and subsidiary [Member] | Maximum [Member]
Basis for preparation, consolidation and accounting policies
Lease term		10 years
Buildings and other constructions | Minera Yanacocha SRL and subsidiary [Member] | Minimum [Member]
Basis for preparation, consolidation and accounting policies
Lease term		5 years
OSINERGMIN [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value		0.14%	0.13%	0.14%
OEFA [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Contribution rate on sales invoice value		0.10%	0.11%